Share-based Payments (Summary Information of Outstanding Share Options, Narrative) (Details) ¥ / shares in Units, ¥ in Thousands			12 Months Ended
	Jan. 12, 2018 CNY (¥) Grantees ¥ / shares	Aug. 29, 2017 CNY (¥) Grantees ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from exercising share option scheme			¥ 0	¥ 37,102	¥ 54,580
Share option expenses reverse due to forfeit of share option scheme			¥ 0	¥ 13,004	¥ (11,276)
Share option incentive scheme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement			0	0
Tranche 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of each tranche option | ¥ / shares		¥ 3.85
Proceeds from exercising share option scheme		¥ 54,580
Number of grantees | Grantees		199
Tranche 1 [member] | Share capital [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from exercising share option scheme		¥ 14,177
Tranche 1 [member] | Share premium [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from exercising share option scheme		¥ 40,403
Tranche 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of each tranche option | ¥ / shares	¥ 3.85
Proceeds from exercising share option scheme	¥ 37,102
Number of grantees | Grantees	185
Tranche 2 [member] | Share capital [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from exercising share option scheme	¥ 9,637
Tranche 2 [member] | Share premium [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from exercising share option scheme	¥ 27,465
Tranche 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option expenses reverse due to forfeit of share option scheme				¥ 13,004